INCOME TAXES - Schedule of Components of Deferred Income Tax Assets and Liabilities (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Deferred income tax assets:
Tax loss carry forwards	¥ 38,132,866		¥ 34,562,809
Impairment and investment loss of long-term investments	10,598,946		10,598,946
Lease liabilities	5,651,718		9,112,298
Intangible assets and other non-current assets			405,191
Provision for loan receivable and other receivables	2,927,994		2,927,994
Accrued expenses and other payables	1,781,265		3,652,004
Property and equipment, net	26,010		53,301
Donation	2,500,000		5,000,000
Total gross deferred income tax assets	61,618,799		66,312,543
Less: valuation allowance	(47,255,513)		(51,769,696)	¥ (48,897,848)	¥ (56,172,945)
Total deferred income tax assets, net	14,363,286		14,542,847
Deferred income tax liabilities:
Intangible assets	14,721,528		19,029,861
Right-of-use assets	5,346,529		8,721,522
Contract cost assets	6,361,742		5,670,767
Total gross deferred income tax liabilities	26,429,799		33,422,150
Net deferred income tax liabilities	¥ 12,066,513	$ 1,699,533	¥ 18,879,303